READINGTON HOLDINGS, INC.

Annual Report
November 30, 2001

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

                                     Readington Holdings, Inc. November 30, 2001

SCHEDULE OF INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------
                         Notional Amount/                                Investments                                           Value
                           Shares Held
------------------------------------------------------------------------------------------------------------------------------------
Dividend Receipts -        135,000,000      Dividend Certificate - Grantor Trust 1998 PT - 1
81.6%                                         (AIM - Liquid Assets Portfolio)                                           $ 98,283,313

                           150,000,000      Dividend Certificate - Grantor Trust 1998 PT - 2
                                              (AIM - Prime Portfolio)                                                    109,203,681

                           150,000,000      Dividend Certificate - Grantor Trust 1998 PT - 3
                                              (AIM - Treasury Portfolio)                                                 109,203,681

                           200,000,000      Merck & Co. Strip Series 1 (Income Receipt - Merrill Lynch
                                              Premier Institutional Money Market Fund)                                   145,604,908

                           165,000,000      Merck & Co. Strip Series 2 (Income Receipt - Merrill Lynch
                                              Institutional Money Market Fund)                                           120,124,050

------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in Dividend Receipts (Cost - $613,306,034) - 81.6%         582,419,633
------------------------------------------------------------------------------------------------------------------------------------

Money Market Funds -        11,612,167      Merrill Lynch Institutional Money Market Fund                                 11,612,167
1.6%

------------------------------------------------------------------------------------------------------------------------------------
                                            Total Investments in Money Market Funds (Cost - $11,612,167) - 1.6%           11,612,167
------------------------------------------------------------------------------------------------------------------------------------

                                            Total Investments (Cost - $624,918,201) - 83.2%                              594,031,800
                                            Unrealized Appreciation on Interest Rate Swaps - 16.3%                       116,050,676
                                            Other Assets Less Liabilities - 0.5%                                           3,871,002
                                                                                                                        ------------
                                            Net Assets - 100.0%                                                         $713,953,478
                                                                                                                        ============

See Notes to Financial Statements.

                                    Readington Holdings, Inc., November 30, 2001

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

              As of November 30, 2001
==================================================================================================================================
Assets:       Investments, at value (identified cost-$624,918,201) ...............................                    $594,031,800
              Unrealized appreciation on interest rate swaps .....................................                     116,050,676
              Receivables:
                   Interest rate swaps ...........................................................   $  2,318,171
                   Dividend receipts .............................................................      1,565,461        3,883,632
                                                                                                     ------------     ------------
              Total assets .......................................................................                     713,966,108
                                                                                                                      ------------
==================================================================================================================================
Liabilities:  Accrued expenses ...................................................................                          12,630
                                                                                                                      ------------
              Total liabilities ..................................................................                          12,630
                                                                                                                      ------------
==================================================================================================================================
Net Assets:   Net assets .........................................................................                    $713,953,478
                                                                                                                      ============
==================================================================================================================================
Capital:      Capital Stock:
                 Class A Senior Stock, par value $1,000 (5,000 shares authorized, issued and
                 outstanding at $1,000 per share) ................................................                    $  5,000,000
                 Class B Junior Stock, par value $1,000 (619,626 shares authorized, issued and
                 outstanding) ....................................................................   $619,626,000
                 Paid-in capital in excess of par ................................................      8,681,140
              Accumulated distributions in excess of investment income-net .......................     (4,517,937)
              Unrealized appreciation on investments and interest rate swaps-net .................     85,164,275
                                                                                                     ------------
              Total- Equivalent to $1,144.16 net asset value per share of Class B Junior Stock ...                     708,953,478
                                                                                                                      ------------
              Total capital ......................................................................                    $713,953,478
                                                                                                                      ============
==================================================================================================================================

      See Notes to Financial Statements.

                                    Readington Holdings, Inc., November 30, 2001

STATEMENT OF OPERATIONS

                      For the Year Ended November 30, 2001
===========================================================================================================================
Income:               Income from dividend receipts ........................................                   $ 23,467,613
                      Interest income on swaps-net .........................................                     14,409,098
                      Interest income from other investments ...............................                        341,014
                                                                                                               ------------
                      Total income .........................................................                     38,217,725
                                                                                                               ------------
===========================================================================================================================
Expenses:             Professional fees ....................................................     $ 55,452
                      Custodian fees .......................................................       15,797
                      Transfer agent fees ..................................................       11,912
                      Accounting services ..................................................        1,427
                      Registration fees ....................................................          800
                      Other ................................................................          247
                                                                                                 --------
                      Total expenses before reimbursement ..................................       85,635
                      Reimbursement of expenses ............................................      (62,261)
                                                                                                 --------
                      Total expenses after reimbursement ...................................                         23,374
                                                                                                               ------------
                      Investment income-net ................................................                     38,194,351
                                                                                                               ------------
===========================================================================================================================
Unrealized Gain       Change in unrealized appreciation/depreciation on investments and
on Investments-Net:   interest rate swaps-net ..............................................                     68,450,842
                                                                                                               ------------
                      Net Increase in Net Assets Resulting from Operations .................                   $106,645,193
                                                                                                               ============
===========================================================================================================================

      See Notes to Financial Statements.

                                    Readington Holdings, Inc., November 30, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 For the Year      For the Period
                                                                                                    Ended         August 11, 2000+
                                                                                                 November 30,     to November 30,
                     Increase (Decrease) in Net Assets:                                              2001               2000
==================================================================================================================================
Operations:          Investment income-net ................................................     $  38,194,351      $  12,745,914
                     Change in unrealized appreciation/depreciation on investments and
                     interest rate swaps-net ..............................................        68,450,842         16,713,433
                                                                                                -------------      -------------
                                                                                                  106,645,193         29,459,347
                                                                                                -------------      -------------
==================================================================================================================================
Dividends            Investment income-net:
to Shareholders:++        Class A Senior Stock ............................................          (329,772)           (76,031)
                          Class B Junior Stock ............................................       (37,864,579)        (9,493,660)
                     In excess of investment income-net:
                          Class B Junior Stock ............................................        (3,312,669)                --
                                                                                                -------------      -------------
                     Net decrease in net assets resulting from dividends
                     to shareholders ......................................................       (41,507,020)        (9,569,691)
                                                                                                -------------      -------------
==================================================================================================================================
Capital Stock        Proceeds from issuance of Class A Senior Stock .......................                --          5,000,000
Transactions:++      Proceeds from issuance of Class B Junior Stock .......................                --        623,925,649
                                                                                                -------------      -------------
                     Net increase in net assets derived from capital stock transactions ...                --        628,925,649
                                                                                                -------------      -------------
==================================================================================================================================
Net Assets:          Total increase in net assets .........................................        65,138,173        648,815,305
                     Beginning of period ..................................................       648,815,305                 --
                                                                                                -------------      -------------
                     End of period* .......................................................     $ 713,953,478      $ 648,815,305
                                                                                                =============      =============
==================================================================================================================================
                     *Accumulated distributions in excess of investment income-net ........       ($4,517,937)     $          --
                                                                                                =============      =============
==================================================================================================================================

       +    Commencement of operations.
      ++    Does not include the effect of consent dividends to Class A stockholders.

Readington Holdings, Inc.                                      November 30, 2001

Financial Highlights

                                                                                                      For the Year   For the Period
The following per share data and ratios have been derived                                                Ended      August 11, 2000+
from information provided in the financial statements.                                                November 30,   to November 30,
Increase (Decrease) in Net Asset Value:                                                                   2001             2000
====================================================================================================================================
Per Share Operating         Net asset value, beginning of period ...................................   $1,039.04        $1,006.94
Performance:                                                                                           ---------        ---------
                            Investment income - net ................................................       61.64            20.57
                            Realized and unrealized gain on investments and interest rate
                            swaps - net ............................................................      110.47            26.97
                                                                                                       ---------        ---------
                            Total from investment operations .......................................      172.11            47.54
                                                                                                       ---------        ---------
                            Less dividends to Class B Junior Stock shareholders:
                                Investment income - net ............................................      (61.11)          (15.32)
                                In excess of investment income-net .................................       (5.35)              --
                                                                                                       ---------        ---------
                            Total dividends to Class B Junior Stock shareholders ...................      (66.46)          (15.32)
                                                                                                       ---------        ---------
                            Effect of Class A Senior Stock:
                                Dividends to Class A Senior Stock shareholders:***
                                        Investment income - net ....................................        (.53)            (.12)
                                                                                                       ---------        ---------
                            Total effect of Class A Senior Stock ...................................        (.53)            (.12)
                                                                                                       ---------        ---------
                            Net asset value, end of period .........................................   $1,144.16        $1,039.04
                                                                                                       =========        =========
====================================================================================================================================
Total Investment Return     Based on net asset value per share .....................................      16.56%            4.75% #
of Class B Junior Stock:                                                                               =========        =========
====================================================================================================================================
Ratios Based on             Total expenses, net of reimbursement** .................................        .00%             .00% *
Average Net Assets of                                                                                  =========        =========
Class B Junior Stock:       Total expenses** .......................................................        .01%             .01% *
                                                                                                       =========        =========
                            Total investment income - net** ........................................       5.56%            6.62% *
                                                                                                       =========        =========
                            Amount of dividends to Class A Senior Stock shareholders*** ............        .05%             .04% *
                                                                                                       =========        =========
                            Investment income-net, to Class B Junior Stock shareholders ............       5.51%            6.58% *
                                                                                                       =========        =========
====================================================================================================================================
Ratios Based on             Total expenses, net of reimbursement ...................................        .00%             .00% *
Total Average                                                                                          =========        =========
Net Assets:+++**            Total expenses .........................................................        .01%             .01% *
                                                                                                       =========        =========
                            Total investment income - net ..........................................       5.52%            6.56% *
                                                                                                       =========        =========
====================================================================================================================================
Ratios Based on             Dividends to Class A Senior Stock shareholders*** ......................       6.60%            5.00% *
Average Net Assets of                                                                                  =========        =========
Class A Senior Stock:
====================================================================================================================================
Supplemental                Net assets, net of Class A Senior Stock, end of period (in thousands) ..   $ 708,953        $ 643,815
Data:                                                                                                  =========        =========
                            Class A Senior Stock outstanding, end of period (in thousands) .........   $   5,000        $   5,000
                                                                                                       =========        =========
====================================================================================================================================
Leverage:                   Asset coverage per $1,000 ..............................................   $ 142,791        $ 129,763
                                                                                                       =========        =========
====================================================================================================================================
Dividends Per Share         Investment income - net ................................................   $   65.95        $   15.21
On Class A Senior Stock                                                                                =========        =========
Outstanding:++
====================================================================================================================================

  *   Annualized.
 **   Do not reflect the effect of dividends to Class A Senior Stock shareholders.
***   Does not include the effect of consent dividends to Class A stockholders.
  +   Commencement of operations.
 ++   The Fund's Class A Senior Stock was issued on August 11, 2000.
+++   Includes Class A Senior and Class B Junior Stock average net assets.
  #   Aggregate total investment return.

      See Notes to Financial Statements.

Readington Holdings, Inc.
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Readington Holdings, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a non-diversified, closed-end management investment company. The Company's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Company offers two classes of shares. Class A Senior and Class B Junior Stock have the same voting rights, except Class A Senior Stock has approval over any plan of reorganization adversely affecting Class A Senior Stock or any action requiring a vote of security holders under Section 13(a) of the Act. The holders of Class A Senior and Class B Junior Stock do not have any rights to convert their shares into shares of any other class or series of capital stock of the Company. The holders of Class A Senior Stock (Merrill Lynch Capital Services, Inc. ("MLCS")) are entitled to cash dividends paid monthly at a rate of 6.596% of the par amount per annum; plus an additional amount, payable annually, equal to the excess, if any, of investment company taxable income in excess of $41,507,000. To the extent that the Company has investment company taxable income in excess of book income, the excess divided declared to holders of Class A Senior Stock will be made in the form of a consent dividend. With a consent dividend, the recipient consents to recognizing the amount of the consent dividend as taxable income to the holder, however, the consent dividend is not paid to the holder in cash, but is deemed paid and reinvested in the Company as additional paid in capital. See Note 1(f).

After all accumulated dividends on the Class A Senior Stock have been fully paid or set aside for payment, the holders of Class B Junior Stock are entitled to receive dividends, if, as and when the Board of Directors declares a dividend. Generally, the amount declared on Class B Junior Stock will approximate and be no greater than the amount of investment company taxable income up to $41,507,000, less the monthly dividends to holders of Class A Senior Stock at 6.596% of the amount per annum. Upon any voluntary or involuntary liquidation or dissolution of the Company, before any distribution may be made to holders of any other class of stock, and after payment of all debts, the holders of Class A Senior Stock will be entitled to receive a priority distribution of $10,000,000, plus an amount equal to all accumulated unpaid dividends on the Class A Senior Stock, whether or not earned or declared, before anything is paid to or on account of holders of Class B Junior Stock.

The following is a summary of the significant accounting policies followed by the Company.

(a) Valuation of investments - The Company will invest primarily in dividend receipts. Dividend receipts entitle the holder to all dividends paid on the underlying shares of certain money market funds until December 2023. Securities, including dividend receipts and swap agreements, and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Company's Board of Directors. Other investments, including money market funds, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value.

(b) Interest rate swaps - The Company is authorized to enter into swap agreements. In a swap agreement, the Company exchanges with the counterparty their respective commitments to pay or receive interest on a specified notional principal amount. If the counterparty defaults on its obligation, the Company's ability to receive interest will be delayed or limited. Furthermore, if the Company does not have sufficient income to pay its obligation under the swap agreement, the Company would be in default and the counterparty would be able to terminate the swap agreement.

(c) Income taxes - It is the Company 's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend receipt income and swap income or expense is recognized on the accrual basis.

(e) Dividends and Distributions - Dividends and Distributions paid by the Company are recorded on the ex-dividend dates. The Board of Directors has authorized the declaration of consent dividends, to the extent necessary, as of the Company's fiscal year end. Distributions, including consent dividends, in excess of investment income, are due primarily to differing tax treatments relating to (i) amortization of the cost of the dividend receipts (generally, the Fund's book amortization will exceed tax amortization) (ii) recognition of income and expense on interest rate swaps. In addition to the monthly cash dividends paid to holders of Class A Senior Stock and Class B Junior Stock, the Company declared consent dividends of $6,449,083 and $12,117,873, as of November 30, 2000 and 2001, respectively, to holders of Class A Senior Stock. Such consent dividends were deemed paid by the Company and contributed to the Company as additional paid in capital, as of November 30, 2000 and 2001, respectively.

(f) Reclassification - Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $(10,912,605), related to amortization of the cost of dividend receipts, and $12,117,873 related to the consent dividend, have been reclassified between undistributed net investment income and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset per share.

2. Transactions with Affiliates:

The Company has entered into a Management and Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Company's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Company. For such services, the Company pays a monthly fee at the following annual rates: .20% of the Company's average monthly value of assets other than dividend receipts or interest rate swaps ("New Investments") not exceeding $50 million; .15% of average monthly value of New Investments in excess of $50 million but not exceeding $100 million; .10% of average monthly value of New Investments in excess of $100 million but not exceeding $250 million; and .08% of average monthly value of New Investments in excess of $250 million. In addition, the Company will pay FAM at the end of each calendar month a management fee for certain management services described in the Investment Advisory Agreement. FAM will not be paid any fee based on the value of the dividend receipts or any amounts invested in money market mutual funds managed by FAM or its affiliates. FAM has agreed to waive its management fee, if any. This waiver may be terminated at any time. For the year ended November 30, 2001, no fee was paid to FAM.

In addition, FAM voluntary reimbursed the Company for the other expenses incurred from December 1, 2000 to August 31, 2001 in the amount of $62,261.

As of November 30, 2001, 5,000 shares of Class A Senior Stock and 18,736 shares of Class B Junior Stock were beneficially owned and of record by MLCS. The parent corporation of MLCS is ML & Co.

As of November 30, 2001, 600,781 shares of Class B Junior Stock was owned beneficially and of record by Merck Holdings, Inc. ("Merck Holdings"). The parent company of Merck Holdings is Merck & Co., Inc.

The Company has entered into two swap agreements with MLCS. Under the first swap, the Company will make a one-time payment at maturity in December 2023 to MLCS equal to the compounded value of a series of floating rate payments based on 1-month LIBOR minus .244% on a notional amount of $172,223,000. In return, the Company will receive from MLCS a fixed one-time payment at the swap maturity equal to $629,626,000. Under the second swap, the Company will make monthly floating rate payments based on 1-month LIBOR minus .244% to MLCS and, in return, the Company will receive monthly payments from MLCS at a fixed rate of 6.62%, in each case on a notional amount of $627,777,000, through December 2023.

Merrill Lynch Investment Partners, Inc. ("MLIP"), a wholly-owned subsidiary of Merrill Lynch Group, Inc., which in turn, is a wholly-owned subsidiary of ML & Co., is the Company 's transfer agent.

Prior to January 1, 2001, FAM provided accounting services to the Company at its cost and the Company reimbursed FAM for these services. FAM continues to provide certain accounting services to the Company. The Company reimburses FAM at its cost for such services. For the year ended November 30, 2001, the Company reimbursed FAM an aggregate of $1,427 for the above-described services. The Company entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Company. The Company pays a fee for these services.

Certain officers and/or directors of the Company are officers and/or directors of FAM, PSI, ML & Co., and/or MLIP.

3. Investments:

Net unrealized gains (losses) as of November 30, 2001 were as follows:

--------------------------------------------------------------------------------
                                 Unrealized
                                 Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments ......     $ (30,886,401)
Interest rate swaps ........       116,050,676
                                 -------------
Total ......................     $  85,164,275
                                 =============
--------------------------------------------------------------------------------

As of November 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $560,008,782, all of which related to appreciated securities. At November 30, 2001, the aggregate cost of investments Federal income tax purposes was $34,023,018.

The Company has entered into the following interest rate swaps as of November 30, 2001:

---------------------------------------------------------------------------------------------------
                    Receive                                      Pay
                    -------                                      ---
Notional                                   Notional                                  Termination
Amount               Rate      Type         Amount         Rate+       Type              Date
---------------------------------------------------------------------------------------------------
N/A * ..........     N/A *     Fixed     $172,223,000     2.036%     Variable**    December 4, 2023
$627,770,000 ...     6.62%     Fixed     $627,770,000     2.036%     Variable***   December 4, 2023
---------------------------------------------------------------------------------------------------

  *   The Company will receive a fixed payment of $629,626,000 at termination.
 ** The Company will pay, at termination, an amount equal to 1-month Libor, minus 0.244%, compounded and reset monthly, on the notional amount from the inception of the agreement (August 11, 2001) to the termination date.
*** The Company pays 1-month Libor, minus 0.244%, reset and payable monthly, on the notional amount.
  +   Variable rate in effect at November 30, 2001.

4. Capital Stock Transactions:

During the year ended November 30, 2001, shares issued and outstanding remained constant.

Pursuant to a recapitalization, during the period August 11, 2000 to November 30, 2000, interest in certain dividend receipts were contributed to the Company in exchange for the following shares:

--------------------------------------------------------------------------------
                                  Class A Senior Stock      Class B Junior Stock
--------------------------------------------------------------------------------
Merck Holdings.................             --                    600,781
MLCS...........................          5,000                     18,736
--------------------------------------------------------------------------------

In addition, during the period August 11, 2000 to November 30, 2000, the Company sold an aggregate of 109 shares of Class B Junior Stock to a group of individual accredited investors.

INDEPENDENT AUDITORS' REPORT

To the Stockholders and Board of Directors of Readington Holdings, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Readington Holdings, Inc. as of November 30, 2001, and the related statements of operations for the year then ended, and changes in net assets for the year then ended and for the period August 11, 2000 (commencement of operations) to November 30, 2000, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Readington Holdings, Inc. as of November 30, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 17, 2002